UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-6259

Stratus Fund, Inc.

(Exact name of registrant as specified in charter)

6811 S. 27th Street, P.O. Box 82535

Lincoln, NE    68501-2535

(Address of principal executive offices) (Zip code)

Jon C. Gross

Stratus Fund, Inc.

6811 S. 27th Street, P.O. Box 82535

Lincoln, NE 68501-2535

(Name and address of agent for service)

Registrant's telephone number, including area code: 402-323-1846 or 888-769-2362

Date of fiscal year end:	06/30/2011

Date of reporting period:	09/30/2010

GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
September 30, 2010

		Percent of
Shares	Common Stock - 97.94%	Net Assets	Fair Value

	Basic Materials	1.72%
46,800	CEMEX, S.A.B. de C.V. *		$397,800
6,000	Praxair, Inc.		541,560
			939,360

	Consumer Discretionary	10.02%
25,000	Best Buy Company, Inc.		1,020,750
75,000	Comcast Corp.		1,356,000
13,000	DIRECTV *		541,190
15,000	McDonald's Corp.		1,117,650
40,000	Viacom, Inc.		1,447,600
			5,483,190

	Consumer Staples	12.40%
14,000	The Clorox Company		934,640
23,000	CVS Caremark Corp.		723,810
32,000	Pepsico, Inc.		2,126,080
25,000	Procter & Gamble Co.		1,499,250
28,000	Wal-Mart Stores, Inc.		1,498,560
			6,782,340

	Energy	10.74%
9,000	Apache Corporation		879,840
15,000	ConocoPhillips		861,450
26,000	Exxon Mobil Corp.		1,606,540
20,000	Noble Corp.		675,800
15,000	Occidental Petroleum Corp.		1,174,500
11,000	Schlumberger Limited		677,710
			5,875,840

	Financials	12.54%
35,000	Bank of America Corp.		458,850
12	Berkshire Hathaway, Inc. - A *		1,494,000
7,000	Goldman Sachs Group, Inc.		1,012,060
40,000	JPMorgan Chase & Co.		1,522,800
20,000	Legg Mason, Inc.		606,200
20,000	MetLife, Inc.		769,000
15,000	State Street Corp.		564,900
20,000	US Bancorp		432,400
			6,860,210

	Health Care	16.37%
33,000	Abbott Laboratories		1,723,920
10,000	Amgen, Inc. *		551,100
17,000	Becton, Dickinson and Company		1,259,700
20,000	Forest Laboratories, Inc. *		618,600
25,000	Johnson & Johnson		1,549,000
15,000	Novartis AG		865,050
14,000	Quest Diagnostics, Inc.		706,580
30,000	United Health Group, Inc.		1,053,300
12,000	Zimmer Holdings, Inc. *		627,960
			8,955,210

	Industrials	10.37%
10,000	3M Co.		867,100
105,000	General Electric Co.		1,706,250
31,000	ITT Corp.		1,451,730
6,000	Lockheed Martin Corp.		427,680
30,000	Terex Corp. *		687,600
8,000	United Parcel Service, Inc.		533,520
			5,673,880

	Technology	21.39%
25,000	Adobe Systems, Inc.*		$653,750
50,000	Cisco Systems, Inc.*		1,095,000
75,000	Dell, Inc. *		972,000
10,000	Fiserv, Inc. *		538,200
6,000	International Business Machines Corp.		804,840
90,000	Microsoft Corp.		2,204,100
56,000	Oracle Corp.		1,503,600
30,000	QUALCOMM, Inc.		1,353,600
46,000	Texas Instruments, Inc.		1,248,440
75,000	Western Union Co.		1,325,250
			11,698,780

	Telecommunications	2.39%
15,000	Verizon Communications, Inc.		488,850
33,000	Vodafone Group Plc		818,730
			1,307,580

	Other Securities - 2.01%
1,099,486	Goldman Sachs Financial Square Government Fund	2.01%	1,099,486

	Total investments in securities (cost $50,919,808)	99.95%	$54,675,876
	Other assets, less liabilities	0.05%	29,787
	NET ASSETS	100.00%	$54,705,663

*Indicates nonincome-producing security

The cost basis of investments for federal income tax purposes at September 30, 2010 is as follows:
	Federal tax cost of investments	$ 50,919,808

	Unrealized appreciation	$ 6,609,706
	Unrealized depreciation	$ (2,853,638)
	Total	$ 3,756,068

The Fair Value Measurements and Disclosures topic of the FASB Accounting Standards Codification defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.
The various inputs that may be used to determine the fair value are summarized in the three levels listed below:

Level 1 - Quoted prices in active markets for identical securities

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates,
	prepayment speed, credit risk, etc.)

Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value
	of investments)

The following is a summary of the inputs used to value each of the Portfolio's investments as of September 30, 2010:

		Level 1	Level 2	Level 3
	Common Stock	$ 53,576,390	$ -	$ -
	Other Securities	1,099,486	-	-
	Total	$ 54,675,876	$ -	$ -

GOVERNMENT SECURITIES PORTFOLIO
SCHEDULE OF INVESTMENTS
September 30, 2010

Principal		Percent of
Amount		Net Assets	Fair Value

	Government Agency Bonds	29.88%
$2,000,000	Farmer Mac 5.50% due 7/15/11		$2,079,596
2,000,000	Federal Home Loan Bank 1.125% due 5/18/12		2,020,958
2,000,000	Federal Home Loan Bank 1.55% due 10/15/12		2,000,778
2,100,000	Federal Home Loan Bank 4.875% due 10/30/17		2,445,734
2,500,000	Federal Home Loan Bank 5.00% due 3/09/12		2,663,448
1,000,000	Federal Home Loan Bank 5.375% due 6/14/13		1,123,527
1,100,000	Federal Home Loan Mortgage 3.75% due 3/27/19		1,196,089
1,000,000	Federal Home Loan Mortgage 5.25% due 4/18/16		1,181,850
2,000,000	Federal National Mortgage Assn. 5.00% due 5/11/17		2,355,304
			17,067,284

	Mortgage Backed Securities	15.16%
2,049,695	Federal Home Loan Mortgage Pool 4.00% due 5/01/19		2,170,846
423,534	Federal Home Loan Mortgage Pool 5.00% due 2/01/18		452,047
83,779	Federal Home Loan Mortgage Pool 5.00% due 10/01/12		88,896
165,506	Federal Home Loan Mortgage Pool 5.50% due 9/01/17		178,532
212,252	Federal Home Loan Mortgage Pool 5.50% due 11/01/16		228,427
70,278	Federal Home Loan Mortgage Pool 6.00% due 3/01/17		76,259
820,139	Federal Home Loan Mortgage CMO 5.50% due 12/15/20		854,172
248,873	Federal National Mortgage Assn. Pool 4.50% due 5/01/15		260,088
34,022	Federal National Mortgage Assn. Pool 5.50% due 3/01/17		36,893
1,572,584	Federal National Mortgage Assn. Pool 5.50% due 1/01/18		1,705,322
99,517	Federal National Mortgage Assn. Pool 6.00% due 6/01/16		107,672
87,476	Federal National Mortgage Assn. Pool 6.00% due 12/01/16		94,645
268,812	Government National Mortgage Assn. Pool 2.625% due 8/20/34		276,394
178,434	Government National Mortgage Assn. Pool 3.625% due 8/20/32		176,276
932,592	Government National Mortgage Assn. Pool 4.50% due 5/15/18		995,854
894,200	Government National Mortgage Assn. Pool 5.00% due 11/15/33		959,174
			8,661,497

	Treasury Notes/Bonds/Inflation Protected Securities	33.94%
3,000,000	US Treasury Note 2.375% due 2/28/15		3,164,520
2,000,000	US Treasury Note 2.75% due 2/15/19		2,074,844
1,000,000	US Treasury Note 3.125% due 4/30/13		1,066,953
1,000,000	US Treasury Note 3.50% due 5/31/13		1,079,062
2,000,000	US Treasury Note 5.125% due 5/15/16		2,395,000
2,081,280	US Treasury Inflation Protected Security 1.625% due 1/15/18		2,258,026
2,374,000	US Treasury Inflation Protected Security 1.875% due 7/15/13		2,523,116
2,353,722	US Treasury Inflation Protected Security 1.875% due 7/15/15		2,558,752
2,042,060	US Treasury Inflation Protected Security 1.875% due 7/15/19		2,263,497
			19,383,770

	Corporate Bonds	11.96%
1,000,000	Archer Daniels 5.45% due 3/15/18		1,164,964
1,000,000	Berkshire Hathaway 5.00% due 8/15/13		1,106,404
1,000,000	Conoco Phillips 5.625% due 10/15/16		1,179,222
500,000	Pfizer, Inc. 6.20% due 3/15/19		615,627
1,000,000	SBC Communications 5.10% due 9/15/14		1,122,785
1,500,000	Wal-Mart Stores 4.55% due 5/01/13		1,641,425
			6,830,427

	Other Securities	8.37%
2,280,011	Goldman Sachs Financial Square Government Fund		2,280,011
2,500,001	JP Morgan U.S. Government Fund		2,500,001
			4,780,012

	Total investments in securities (cost $52,498,321)	99.31%	$56,722,990
	Other assets, less liabilities	0.69%	393,420
	TOTAL NET ASSETS	100.00%	$57,116,410

The cost basis of investments for federal income tax purposes at September 30, 2010 is as follows:
	Federal tax cost of investments	$ 52,498,321

	Unrealized appreciation	$ 4,230,455
	Unrealized depreciation	(5,786)
	Total	$ 4,224,669

The Fair Value Measurements and Disclosures topic of the FASB Accounting Standards Codification defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.
The various inputs that may be used to determine the fair value are summarized in the three levels listed below:

Level 1 - Quoted prices in active markets for identical securities

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest
	rates, prepayment speed, credit risk, etc.)

Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the
	fair value of investments)

The following is a summary of the inputs used to value each of the Portfolio's investments as of September 30, 2010

		Level 1	Level 2	Level 3
	Government Agency Bonds	$ -	$ 17,067,284	$ -
	Mortgage Backed Securities	-	8,661,497	-
	Treasury Notes/Bonds/Inflation Protected Securities	-	19,383,770	-
	Corporate Bonds	-	6,830,427	-
	Other Securities	4,780,012	-	-
	Total	$ 4,780,012	$ 51,942,978	$ -

ITEM 2. - CONTROLS AND PROCEDURES

An evaluation was performed by the officers of Stratus Fund, Inc. (the"Fund"), including the principal executive officer and principal financial officer, of the effectiveness and design of the Fund's disclosure controls and procedures. Based on that evaluation, which was conducted within 90 days of the filing date of this report, the Fund's principal executive officer and principal financial officer concluded that the Fund's disclosure controls and procedures were reasonably designed and effectively operate so as to insure that material information relating to the Fund is made known to management of the Fund, including the principal executive officer and principal financial officer. There have been no significant changes in the Fund's internal controls over financial reporting during the Fund's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Fund's internal controls over financial reporting.

ITEM 3. - EXHIBITS

Certifications - Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Stratus Fund, Inc.

By /s/ Jon C. Gross

Jon C. Gross, President

Date 11/16/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Jon C. Gross

Jon C. Gross, President

Date 11/16/2010

By /s/ Jeffrey S. Jewell

Jeffrey S. Jewell, Vice President & Chief Financial Officer

Date 11/16/2010